Shareholders' Equity - Disclosure of Share Capital (Detail) - Treasury shares [member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common shares [member]
Disclosure of treasury shares [line items]
Weighted average number of common shares	188,403,000	97,807,000
Common share B [member]
Disclosure of treasury shares [line items]
Weighted average number of common shares	33,035,000	23,696,000